UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05150
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                     Cornerstone Strategic Value Fund, Inc.
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               (Exact name of registrant as specified in charter)

383 Madison Avenue, New York, NY 10179
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      (Address of principal executive offices)             (Zip code)

Jodi B. Levine
383 Madison Avenue, New York, NY 10179
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(Name and address of agent for service)

Registrant's telephone number, including area code:   (212) 272-2889
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Date of fiscal year end:   December 31, 2005
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Date of reporting period:  January  1, 2005 - June 30, 2005
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PLEASE NOTE THIS FILING AMENDS SECTION 302 CERTIFICATIONS TO REFLECT THE MOST
RECENT FORMAT. NO OTHER INFORMATION HAS BEEN AMENDED.

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      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.